As filed with the Securities and Exchange Commission on January 20, 2000
                                                      Registration No. 333-80997


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   [ ] Pre-Effective Amendment No. ___   [ x ] Post-Effective Amendment No. 1
                                                                           ---

                              HERITAGE INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                          St. Petersburg, Florida 33716
               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code: (727) 573-3800

                                 STEPHEN G. HILL
                              880 Carillon Parkway
                          St. Petersburg, Florida 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                              HERITAGE INCOME TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:



o     Cover Sheet

o     Contents of Registration Statement

o     Part C of Form N-14

o     Signature Page

o     Exhibit 12

o Opinion of Kirkpatrick & Lockhart LLP supporting the tax matters and consequences to shareholders discussed in the prospectus.




















      The   sole   purpose   of  this  filing  is to  include  an  opinion  from
      Kirkpatrick & Lockhart LLP supporting certain tax matters in connection with the reorganization of the Heritage U.S. Government Income Fund into the Intermediate Government Fund, a series of Heritage Income Trust.

                              HERITAGE INCOME TRUST

                                     PART C
                                OTHER INFORMATION


Item 15.    INDEMNIFICATION
            ---------------


      Article XI, Section 2 of the Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

      (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding"
            shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


      (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or


      (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

      (i) such Covered Person shall have provided appropriate security for such undertaking,

      (ii)  the  Trust  is  insured  against   losses  arising  out of  any such
advance payments or

      (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees.

      Article XII, Section 2 of the Declaration of Trust provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Paragraph 8 of the Investment Advisory and Administration Agreement of Heritage Income Trust ("Advisory Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage" or the "Manager") provides that the Manager shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust in connection with the matters to which the Advisory Agreement relates except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, director, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

      Paragraph 7 of the Distribution Agreement of Heritage Income Trust ("Distribution Agreement") between the Trust and Raymond James & Associates, Inc. ("Raymond James") provides that the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of Section 15 of the Securities Act of 1933, as amended (the "1933 Act") from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.

      Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage provides that the Trust shall indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or
(ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

ITEM 16.    EXHIBITS

Exhibit
Number         Description
------         -----------

(1)            Declaration  of  Trust,   incorporated   by  reference  from  the
               Post-Effective  Amendment No. 11 to the Registration Statement of

Exhibit
Number         Description
------         -----------

               the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

(2)       (a)  Bylaws,  incorporated   by  reference    from the  Post-Effective
               Amendment No. 11 to the Registration  Statement of the Trust, SEC
               File No. 33-30361, filed previously on December 1, 1995.

          (b) Amended and Restated Bylaws, incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

(3)            Voting trust agreement - none

(4) Agreement and Plan of Reorganization and Termination, incorporated by reference from the Heritage Income Trust's Registration Statement on Form N-14, filed previously on June 18, 1999, accession number 0000898432-99-000697.

(5) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, VII, VIII, X, and XI of the Declaration of Trust, as amended, which were filed as part of an Exhibit to Post-Effective Amendment No. 11 on December 1, 1995 and are hereby incorporated by reference, and
               Article III of the Amended and Restated Bylaws which were filed as a part of an Exhibit to Post-Effective Amendment No. 11 on December 1, 1995.

(6)       (a)  Investment   Advisory   and   Administration   Agreement  between
               Registrant and Heritage Asset Management, Inc., incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

          (b) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc., incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

          (c) Subadvisory Agreement between Heritage Asset Management, Inc. and Salomon Brothers Asset Management Inc., incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

(7) Distribution Agreement, incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

Exhibit
Number         Description
------         -----------

(8)            Bonus, profit sharing or pension plans - None.

(9) Custodian Agreement incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

(10)      (a)  Class  A   Plan   pursuant   to  Rule   12b-1,   incorporated  by
               reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

          (b) Class C Plan pursuant to Rule 12b-1, incorporated by reference from the Post-Effective Amendment No. 14 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 2, 1997.

          (c) Class B Plan pursuant to Rule 12b-1, incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

          (d) Plan pursuant to Rule 18f-3, incorporated by reference from the Post-Effective Amendment No. 13 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on January
               29, 1997.

          (e) Amended Plan pursuant to Rule 18f-3, incorporated by reference from the Post-Effective Amendment No. 14 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 2, 1997.

(11) Opinion and Consent of counsel - incorporated by reference from the Post-Effective Amendment No. 16 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on February 1, 1999.

(12) Opinion of Kirkpatrick & Lockhart LLP supporting the tax matters and consequences to shareholders discussed in the prospectus - filed herewith.

(13)      (a)  Transfer    Agency   and   Service   Agreement,  incorporated  by
               reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

          (b) Fund Accounting and Pricing Service Agreement, incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

(14) Consent of Independent Auditors, filed previously on June 18, 1999, from the Heritage Income Trust's Registration Statement on Form N-14, accession number 0000898432-99-000697.

Exhibit
Number         Description
------         -----------

(15)           Omitted Financial Statements - None.

(16)           Powers of Attorney - None.

(17) Form of Proxy, incorporated by reference from the Heritage Income Trust's Registration Statement on Form N-14, filed previously on June 18, 1999, accession number 0000898432-99-000697.

ITEM 17.  UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Petersburg and State of Florida on the 19th day of November 1999.

                              HERITAGE INCOME TRUST

                              By: /s/ Stephen G. Hill
                                  ----------------------------
                                  Stephen G. Hill
                                  President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the dates indicated.

         SIGNATURE                    TITLE                      DATE
         ---------                    -----                      ----


/s/ Stephen G. Hill                 President              November 19, 1999
----------------------
Stephen G. Hill

Thomas A. James*                    Trustee                November 19, 1999
----------------------
Thomas A. James

Richard K. Riess*                   Trustee                November 19, 1999
----------------------
Richard K. Riess

C. Andrew Graham*                   Trustee                November 19, 1999
----------------------
C. Andrew Graham

David M. Phillips*                  Trustee                November 19, 1999
----------------------
David M. Phillips

James L. Pappas*                    Trustee                November 19, 1999
----------------------
James L. Pappas

Donald W. Burton*                   Trustee                November 19, 1999
----------------------
Donald W. Burton

         SIGNATURE                    TITLE                      DATE
         ---------                    -----                      ----

Eric Stattin*                       Trustee                November 19, 1999
----------------------
Eric Stattin

/s/ Donald H. Glassman,             Treasurer              November 19, 1999
----------------------
Donald H. Glassman


*By /s/ Donald H. Glassman,
    -----------------------
    Donald H. Glassman,
    Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
Number         Description
------         -----------

(1) Declaration of Trust, incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

(2)       (a)  Bylaws,  incorporated  by reference  from the  Post-Effective
               Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

          (b) Amended and Restated Bylaws, incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

(3)            Voting trust agreement - none

(4) Agreement and Plan of Reorganization and Termination, incorporated by reference from the Heritage Income Trust's Registration Statement on Form N-14, filed previously on June 18, 1999, accession number 0000898432-99-000697.

(5) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, VII, VIII, X, and XI of the Declaration of Trust, as amended, which were filed as part of an Exhibit to Post-Effective Amendment No. 11 on December 1, 1995 and are hereby incorporated by reference, and
               Article III of the Amended and Restated Bylaws which were filed as a part of an Exhibit to Post-Effective Amendment No. 11 on December 1, 1995.

(6)       (a)  Investment   Advisory   and   Administration   Agreement  between
               Registrant and Heritage Asset Management, Inc., incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

          (b) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc., incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

          (c) Subadvisory Agreement between Heritage Asset Management, Inc. and Salomon Brothers Asset Management Inc., incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

Exhibit
Number         Description
------         -----------

(7) Distribution Agreement, incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

(8)            Bonus, profit sharing or pension plans - None.

(9) Custodian Agreement incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

(10)      (a)  Class  A   Plan   pursuant   to  Rule   12b-1,   incorporated  by
               reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

          (b) Class C Plan pursuant to Rule 12b-1, incorporated by reference from the Post-Effective Amendment No. 14 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 2, 1997.

          (c) Class B Plan pursuant to Rule 12b-1, incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

          (d) Plan pursuant to Rule 18f-3, incorporated by reference from the Post-Effective Amendment No. 13 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on January
               29, 1997.

          (e) Amended Plan pursuant to Rule 18f-3, incorporated by reference from the Post-Effective Amendment No. 14 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 2, 1997.

(11) Opinion and Consent of counsel - incorporated by reference from the Post-Effective Amendment No. 16 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on February 1, 1999.

(12) Opinion of Kirkpatrick & Lockhart LLP supporting the tax matters and consequences to shareholders discussed in the prospectus - filed herewith.

(13)      (a)  Transfer   Agency   and   Service   Agreement,   incorporated  by
               reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

          (b) Fund Accounting and Pricing Service Agreement, incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

Exhibit
Number         Description
------         -----------

(14) Consent of Independent Auditors, filed previously on June 18, 1999, from the Heritage Income Trust's Registration Statement on Form N-14, accession number 0000898432-99-000697.

(15)           Omitted Financial Statements - None.

(16)           Powers of Attorney - None.

(17) Form of Proxy, incorporated by reference from the Heritage Income Trust's Registration Statement on Form N-14, filed previously on June 18, 1999, accession number 0000898432-99-000697.


                                       3